Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 2,783	$ 3,033
Service cost	12	12	$ 11
Interest cost	72	67
Actuarial (gains) losses	(642)	(140)
Initial valuation from new plan	13	0
Reduction from disposal of assets	(6)	0
Settlements and curtailments	0	(2)	(1)
Plan amendments	1	0
Benefits paid	(137)	(139)
Foreign currency translation	(193)	(48)
Projected benefit obligation at end of the period	1,903	2,783	3,033
Fair value of plan assets at beginning of the period	1,784	1,694
Return on plan assets	43	36
Actuarial gains (losses)	(466)	123
Employer contributions	105	85
Initial valuation from new plan	13	0
Benefits paid	(139)	(139)
Foreign currency translation	(132)	(15)
Fair value of plan assets at end of the period	1,208	1,784	1,694
Net projected liability in the statement of financial position	695	999
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	2,685	2,928
Service cost	8	9	9
Interest cost	66	62
Actuarial (gains) losses	(632)	(134)
Initial valuation from new plan	13	0
Reduction from disposal of assets	(6)	0
Settlements and curtailments	0	(1)	0
Plan amendments	1	0
Benefits paid	(130)	(132)
Foreign currency translation	(194)	(47)
Projected benefit obligation at end of the period	1,811	2,685	2,928
Fair value of plan assets at beginning of the period	1,783	1,693
Return on plan assets	43	36
Actuarial gains (losses)	(466)	123
Employer contributions	98	78
Initial valuation from new plan	13	0
Benefits paid	(132)	(132)
Foreign currency translation	(132)	(15)
Fair value of plan assets at end of the period	1,207	1,783	1,693
Net projected liability in the statement of financial position	604	902
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	98	105
Service cost	4	3	2
Interest cost	6	5
Actuarial (gains) losses	(10)	(6)
Initial valuation from new plan	0	0
Reduction from disposal of assets	0	0
Settlements and curtailments	0	(1)	(1)
Plan amendments	0	0
Benefits paid	(7)	(7)
Foreign currency translation	1	(1)
Projected benefit obligation at end of the period	92	98	105
Fair value of plan assets at beginning of the period	1	1
Employer contributions	7	7
Initial valuation from new plan	0	0
Benefits paid	(7)	(7)
Fair value of plan assets at end of the period	1	1	$ 1
Net projected liability in the statement of financial position	$ 91	$ 97